Taxes - Income before Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Taxes
U.S. operations	$ 627	$ 560	$ 3,650
Non-U.S. operations	10,715	10,840	8,680
Income from continuing operations before income taxes	$ 11,342	$ 11,400	$ 12,330